BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Service and product sales to related parties (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	₺ 46,313	₺ 50,586	₺ 46,459
D Elektronik Sans Oyunlari ve Yayincilik A.S. (Nesine)
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	16,173	19,430	13,861
Dogan Yayinlari Yayincilik ve Yapimcilik Ticaret A.S. ("Dogan Yayincilik")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	4,979	6,353	5,258
Dogan Dis Ticaret ve Mumessillik A.S. ("Dogan Dis Ticaret")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	4,243	3,413	3,157
Dogan Burda Dergi Yayincilik ve Pazarlama A.S. ("Dogan Burda")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	3,792	4,223	4,468
Otomobilite Motorlu Araclar Ticaret A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	2,304	2,641
Deger Merkezi Hizmetler ve Yonetim A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	2,033	2,378	3,039
Dogan Portal ve Elektronik Ticaret A.S. ("Dogan Portal")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	2,033	1,637	4,760
Aydin Dogan Vakfi
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	1,436	206	81
D Gayrimenkul Yatirimlari ve Ticaret A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	1,318	689	568
Dogan Trend Otomotiv Tic. Hiz. Ve Tek. A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	1,224	2,235	3,060
Milta Turizm Isletmeleri A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	732	835	839
Glokal Dijital Hizmetler ve Pazarlama A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	528	149	1,922
Suzuki Motorlu Araclar Pazarlama A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	331	1,285	452
Other related parties
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	₺ 5,187	₺ 5,112	₺ 4,994